Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

(EUR’000, except per share data)	2025	2024	2023
Earnings
Net profit/(loss) for the year	(228,034)	(378,084)	(481,447)

Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share	60,607,131	57,891,570	56,287,060

Basic earnings per share	€(3.76)	€(6.53)	€(8.55)
Diluted earnings per share (1)	€(3.76)	€(6.53)	€(8.55)
(1)
For the years ended December 31, 2025, December 31, 2024 and December 31, 2023, outstanding warrants, restricted stock units and performance stock units can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the years presented. Similarly, 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the years presented. Refer to Note 8 “Share-based Payment” and Note 17, “Financial Assets and Liabilities,” for further information about the share-based incentive programs and convertible notes, respectively.